Property and Equipment (Schedule Of Property and Equipment) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Equipment, Net	$ 1,682
Computers
Property, Plant and Equipment [Line Items]
Computer Equipment, Gross	2,011
Less: Accumulated depreciation	329
Equipment, Net	$ 1,682